Other Taxes Payable (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Payables and Accruals [Abstract]
VAT payable	$ 5,377	$ 1,839
Income tax payable	1,930	(30)
Business tax payable	561	60
Others	26	21
Total	$ 7,894	$ 1,890